Due to a Shareholder	6 Months Ended
Dec. 31, 2015
Related Party Transactions Due To Shareholder Disclosure [Abstract]
Related Party Transactions Due To Shareholder Disclosure [Text Block]
Note 9 - Due to a Shareholder

The amount due to a shareholder is unsecured, interest free and has no fixed repayment date. The amount outstanding was nil and nil as at December 31, 2015 and June 30, 2015, respectively.